Submission	Dec. 16, 2025
Submission [Line Items]
Central Index Key	0002076561
Registrant Name	Pine Tree Acquisition Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Pine Tree Acquisition Corp.